NATURE OF OPERATIONS, BASIS OF PRESENTATION (Schedule of Disaggregation of Revenue Quantitative) (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Disaggregation of Revenue [Line Items]
Revenue	$ 1,982,142	$ 1,345,805	$ 2,973,087	$ 5,697,886	$ 13,641,315	$ 12,048,619
Goods transferred over time [Member]
Disaggregation of Revenue [Line Items]
Revenue	1,600,018	1,065,204		5,095,811	12,263,856	10,753,926
Services transferred over time [Member]
Disaggregation of Revenue [Line Items]
Revenue	382,124	280,601	2,245,776	602,075	1,377,459	1,294,693
Turnkey Projects [Member]
Disaggregation of Revenue [Line Items]
Revenue	1,597,633	984,991	2,111,307	4,903,429	11,963,438	10,753,926
Maintenance & Support [Member]
Disaggregation of Revenue [Line Items]
Revenue	382,124	280,601	727,311	602,075	1,377,459	1,170,215
Data Center Auditing Services [Member]
Disaggregation of Revenue [Line Items]
Revenue		80,213	129,699	144,982	246,658	124,478
Software License [Member]
Disaggregation of Revenue [Line Items]
Revenue					53,760
Rail [Member]
Disaggregation of Revenue [Line Items]
Revenue	1,631,891	805,135	2,345,149	4,476,933	11,201,794	7,426,613
Rail [Member] | Goods transferred over time [Member]
Disaggregation of Revenue [Line Items]
Revenue	1,332,577	552,561		3,942,219	10,020,318	6,378,927
Rail [Member] | Services transferred over time [Member]
Disaggregation of Revenue [Line Items]
Revenue	299,314	252,574	1,813,687	534,714	1,181,476	1,047,686
Rail [Member] | Turnkey Projects [Member]
Disaggregation of Revenue [Line Items]
Revenue	1,332,577	552,561	1,813,687	3,942,219	10,020,318	6,378,927
Rail [Member] | Maintenance & Support [Member]
Disaggregation of Revenue [Line Items]
Revenue	299,314	252,574	531,462	534,714	1,181,476	1,047,686
Rail [Member] | Data Center Auditing Services [Member]
Disaggregation of Revenue [Line Items]
Revenue
Commercial [Member]
Disaggregation of Revenue [Line Items]
Revenue	52,552	169,010	126,887	188,931	465,782	3,523,964
Commercial [Member] | Goods transferred over time [Member]
Disaggregation of Revenue [Line Items]
Revenue	(2,421)	169,010		186,734	422,230	3,520,919
Commercial [Member] | Services transferred over time [Member]
Disaggregation of Revenue [Line Items]
Revenue	54,973		6,202	2,197	43,552	3,045
Commercial [Member] | Turnkey Projects [Member]
Disaggregation of Revenue [Line Items]
Revenue	(2,421)	169,010	6,202	186,734	422,230	3,520,919
Commercial [Member] | Maintenance & Support [Member]
Disaggregation of Revenue [Line Items]
Revenue	54,973		120,685	2,197	43,552	3,045
Commercial [Member] | Data Center Auditing Services [Member]
Disaggregation of Revenue [Line Items]
Revenue
Petrochemical [Member]
Disaggregation of Revenue [Line Items]
Revenue		20,621		54,973	99,841	61,626
Petrochemical [Member] | Goods transferred over time [Member]
Disaggregation of Revenue [Line Items]
Revenue		12,815		39,361	70,545	20,022
Petrochemical [Member] | Services transferred over time [Member]
Disaggregation of Revenue [Line Items]
Revenue		7,806		15,612	29,296	41,604
Petrochemical [Member] | Turnkey Projects [Member]
Disaggregation of Revenue [Line Items]
Revenue		12,815		39,361	70,545	20,022
Petrochemical [Member] | Maintenance & Support [Member]
Disaggregation of Revenue [Line Items]
Revenue		7,806		15,612	29,296	41,604
Petrochemical [Member] | Data Center Auditing Services [Member]
Disaggregation of Revenue [Line Items]
Revenue
Government [Member]
Disaggregation of Revenue [Line Items]
Revenue	20,221	53,575	47,370	97,068	201,659	515,465
Government [Member] | Goods transferred over time [Member]
Disaggregation of Revenue [Line Items]
Revenue		33,354		56,626	88,723	437,585
Government [Member] | Services transferred over time [Member]
Disaggregation of Revenue [Line Items]
Revenue	20,221	20,221		40,442	112,936	77,880
Government [Member] | Turnkey Projects [Member]
Disaggregation of Revenue [Line Items]
Revenue		33,354		56,626	88,723	437,585
Government [Member] | Maintenance & Support [Member]
Disaggregation of Revenue [Line Items]
Revenue	20,221	20,221	47,370	40,442	112,936	77,880
Government [Member] | Data Center Auditing Services [Member]
Disaggregation of Revenue [Line Items]
Revenue
Banking [Member]
Disaggregation of Revenue [Line Items]
Revenue	96,869	217,251	140,988	687,599	1,371,821	396,473
Banking [Member] | Goods transferred over time [Member]
Disaggregation of Revenue [Line Items]
Revenue	89,253	217,251		678,489	1,361,622	396,473
Banking [Member] | Services transferred over time [Member]
Disaggregation of Revenue [Line Items]
Revenue	7,616		113,194	9,110	10,199
Banking [Member] | Turnkey Projects [Member]
Disaggregation of Revenue [Line Items]
Revenue	89,253	217,251	113,194	678,489	1,361,622	396,473
Banking [Member] | Maintenance & Support [Member]
Disaggregation of Revenue [Line Items]
Revenue	7,616		27,794	9,110	10,199
Banking [Member] | Data Center Auditing Services [Member]
Disaggregation of Revenue [Line Items]
Revenue
IT Suppliers [Member]
Disaggregation of Revenue [Line Items]
Revenue	2,385	80,213	134,469	192,382	300,418	124,478
IT Suppliers [Member] | Goods transferred over time [Member]
Disaggregation of Revenue [Line Items]
Revenue	2,385	80,213		192,382	300,418
IT Suppliers [Member] | Services transferred over time [Member]
Disaggregation of Revenue [Line Items]
Revenue			134,469			124,478
IT Suppliers [Member] | Turnkey Projects [Member]
Disaggregation of Revenue [Line Items]
Revenue
IT Suppliers [Member] | Maintenance & Support [Member]
Disaggregation of Revenue [Line Items]
Revenue
IT Suppliers [Member] | Data Center Auditing Services [Member]
Disaggregation of Revenue [Line Items]
Revenue		80,213	129,699	144,982	246,658	124,478
IT Suppliers [Member] | Software License [Member]
Disaggregation of Revenue [Line Items]
Revenue					53,760
North America [Member]
Disaggregation of Revenue [Line Items]
Revenue	1,982,142	1,345,805	2,973,087	5,697,886	13,641,315	12,048,619
North America [Member] | Rail [Member]
Disaggregation of Revenue [Line Items]
Revenue	1,631,891	805,135	2,345,149	4,476,933	11,201,794	7,426,613
North America [Member] | Commercial [Member]
Disaggregation of Revenue [Line Items]
Revenue	52,552	169,010	126,887	188,931	465,782	3,523,964
North America [Member] | Petrochemical [Member]
Disaggregation of Revenue [Line Items]
Revenue		20,621		54,973	99,841	61,626
North America [Member] | Government [Member]
Disaggregation of Revenue [Line Items]
Revenue	20,221	53,575	47,370	97,068	201,659	515,465
North America [Member] | Banking [Member]
Disaggregation of Revenue [Line Items]
Revenue	96,869	217,251	140,988	687,599	1,371,821	396,473
North America [Member] | IT Suppliers [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 2,385	$ 80,213	$ 134,469	$ 192,382	$ 300,418	$ 124,478